Private Placement and Other Offering	12 Months Ended
Dec. 31, 2011
Private Placement and Other Offering

Note 6—Private Placement and Other Offering:

On October 4, 2011, the Company completed a private placement pursuant to a Securities Purchase Agreement with certain institutional and accredited investors. Pursuant to the Securities Purchase Agreement, the Company sold 14,666,733 shares of common stock at $3.75 per share for aggregate gross proceeds of approximately $55 million. The Company also issued a warrant to each investor that provided such investor with anti-dilution protection. The warrants are exercisable only if the Company sells securities at a price below $3.75 per share on or prior to the date on which shares of Company common stock are first quoted in an over-the-counter market or listed for quotation on a national securities exchange or trading system. If shares are issued below $3.75 per share, the warrants will become effective and have a ten-year term and an exercise price of $0.01 per share (see Note 7).

In connection with the Securities Purchase Agreement, the Company entered into an agreement with Leerink Swann LLC (“Leerink”) whereby Leerink agreed to act as placement agent in connection with the placement of the common shares. In consideration for Leerink’s services, the Company agreed to pay Leerink aggregate cash commissions equal to 6% of the gross cash proceeds from the equity placement not to exceed $3.6 million. The Company also agreed to pay Leerink up to $75,000 as a non-accountable reimbursement allowance. The Company paid Leerink $2,338,215 for services and $75,000 for reimbursable expenses for the private placement transaction. In addition, the Company agreed to reimburse an investor in the private placement for all of the reasonable fees and expenses associated with this agreement subject to a maximum aggregate amount of $125,000.

On November 18, 2011, the Company entered into subscription agreements with 139 accredited investors, pursuant to which the Company sold 1,333,267 shares of common stock at a price per share of $3.75 for aggregate gross proceeds of approximately $5 million. In connection with the subscription agreements, the Company entered into an agreement with Leerink and National Securities Corporation, whereby Leerink agreed to act as lead placement agent and National Securities Corporation agreed to act as co-placement agent and received commissions of $84,000 and $150,000, respectively. In addition to the costs noted above, the Company incurred legal fees and other costs totaling approximately $487,000 associated with the equity raises.